Debt (details) - USD ($) $ in Millions	Dec. 31, 2016	Jun. 20, 2016	Dec. 31, 2015
Debt disclosure
Commercial paper amount	$ 100		$ 100
Total short-term debt	550		500
Schedule of debt
Total long-term debt	5,911		5,861
Total debt principal	6,461		6,361
Unamortized fair value adjustment, debt	47		49
Unamortized debt issuance costs	(71)		(66)
Total debt	6,437		6,344
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	700
6.25% Senior notes due June 20, 2016 [Member]
Schedule of debt
Current maturities of long-term debt			$ 400
Interest rate (percent)		6.25%	6.25%
5.75% Senior notes due December 15, 2017 [Member]
Schedule of debt
Current maturities of long-term debt	$ 450
Total long-term debt			$ 450
Interest rate (percent)	5.75%		5.75%
5.80% Senior notes due May 15, 2018 [Member]
Schedule of debt
Total long-term debt	$ 500		$ 500
Interest rate (percent)	5.80%		5.80%
5.90% Senior notes due June 2, 2019 [Member]
Schedule of debt
Total long-term debt	$ 500		$ 500
Interest rate (percent)	5.90%		5.90%
3.90% Senior notes due November 1, 2020 [Member]
Schedule of debt
Total long-term debt	$ 500		$ 500
Interest rate (percent)	3.90%		3.90%
7.75% Senior notes due April 15, 2026 [Member]
Schedule of debt
Total long-term debt	$ 200		$ 200
Interest rate (percent)	7.75%		7.75%
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 200
7.625% Junior subordinated debentures due December 15, 2027 [Member]
Schedule of debt
Total long-term debt	125		$ 125
Unamortized fair value adjustment, debt	$ 14		$ 15
Interest rate (percent)	7.625%		7.625%
6.375% Senior notes due March 15, 2033 [Member]
Schedule of debt
Total long-term debt	$ 500		$ 500
Interest rate (percent)	6.375%		6.375%
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 500
6.75% Senior notes due June 20, 2036 [Member]
Schedule of debt
Total long-term debt	$ 400		$ 400
Interest rate (percent)	6.75%		6.75%
6.25% Senior notes due June 15, 2037 [Member]
Schedule of debt
Total long-term debt	$ 800		$ 800
Interest rate (percent)	6.25%		6.25%
5.35% Senior notes due November 1, 2040 [Member]
Schedule of debt
Total long-term debt	$ 750		$ 750
Interest rate (percent)	5.35%		5.35%
4.60% Senior notes due August 1, 2043 [Member]
Schedule of debt
Total long-term debt	$ 500		$ 500
Interest rate (percent)	4.60%		4.60%
4.30% Senior notes due August 25, 2045 [Member]
Schedule of debt
Total long-term debt	$ 400		$ 400
Interest rate (percent)	4.30%		4.30%
8.50% Junior subordinated debentures due December 15, 2045 [Member]
Schedule of debt
Total long-term debt	$ 56		$ 56
Unamortized fair value adjustment, debt	$ 15		$ 15
Interest rate (percent)	8.50%		8.50%
3.75% Senior notes due May 15, 2046 [Member]
Schedule of debt
Total long-term debt	$ 500
Interest rate (percent)	3.75%
8.312% Junior subordinated debentures due July 1, 2046 [Member]
Schedule of debt
Total long-term debt	$ 73		$ 73
Unamortized fair value adjustment, debt	$ 18		$ 19
Interest rate (percent)	8.312%		8.312%
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member]
Schedule of debt
Total long-term debt	$ 107		$ 107
Interest rate (percent)	6.25%		6.25%